Document And Entity Information	6 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001879754
Document Type	F-1
Entity Registrant Name	Eshallgo Inc
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	7359
Entity Address, Address Line One	No. 37, Haiyi Villa, Lane 97, Songlin Road
Entity Address, Address Line Two	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200120
City Area Code	+86
Local Phone Number	400 100 7299
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2